FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of carrying values of the Company's financial instruments

Financial Instrument	Category	December 31, 2023	December 31, 2022
Cash and cash equivalents	Amortized cost	$91,135	$40,602
Marketable securities	Fair value through profit or loss	$1,554	$2,494
Receivables	Amortized cost	$957	$35
Deposits	Amortized cost	$2,102	$2,128
Contingent consideration receivable	Fair value through profit or loss	$—	$—
Accounts payable	Amortized cost	$16,074	$10,209
Convertible debenture	Fair value through profit or loss	$22,775	$—
Other liabilities	Amortized cost	$691	$2,497